Share-Based Payments	9 Months Ended
Sep. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-Based Payments

13. Share-based payments

During the nine months ended September 30, 2025, the Group granted new share options and restricted share units under the Amended and Restated 2020 Global Share Incentive Plan to executives and employees in return for their services, which represented changes in the composition of share options outstanding at the end of the period.

Set out below are summaries of restricted share units and share options granted under the plan:

	September 30, 2025		December 31, 2024
	Average		Average
	exercise price	Number of	exercise price	Number of
	(U.S. Dollars)	options and RSUs and PSUs	(U.S. Dollars)	options and RSUs and PSUs
At the beginning of the period	5.32	7,507,841	6.86	6,962,302
Granted during the period	0.002	1,548,527	1.76	2,446,559
Exercised during the period	2.98	(751,839)	0.50	(1,067,176)
Cancelled during the period	—	—	0.00	(4,158)
Forfeited during the period	13.18	(473,049)	13.96	(829,686)
At the end of the period	4.02	7,831,480	5.32	7,507,841
Vested and exercisable at the end of the period	9.06	1,407,253	8.73	1,167,552

No options expired during the periods covered by the above table.

As of September 30, 2025, the Group has 180,000 Performance Share Units (“PSUs”), 5,357,852 Restricted Stock Units (RSUs), and 2,293,628 Stock Options outstanding.

For the nine months ended September 30, 2025, total compensation expense of the plans was USD 17,771 (for the nine months ended September 30, 2024 USD 17,441) as presented in Note 9 Employee Benefits.